Securities (FY) (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities available-for-sale:
Less than 12 Months, Fair Value		$ 67,058	$ 88,133
Less than 12 Months, Gross Unrealized Losses	$ (2,261)	(475)	(1,433)
12 Months or Greater, Fair Value		50,580	8,948
12 Months or Greater, Gross Unrealized Losses	(1,888)	(1,312)	(400)
Total, Fair Value		117,638	97,081
Total, Gross Unrealized Losses	(4,149)	(1,787)	(1,833)
U.S. Government-sponsored enterprises (GSEs) [Member]
Debt securities available-for-sale:
Less than 12 Months, Fair Value		1,358	14,702
Less than 12 Months, Gross Unrealized Losses	(425)	(1)	(564)
12 Months or Greater, Fair Value		13,420	0
12 Months or Greater, Gross Unrealized Losses	(584)	(431)	0
Total, Fair Value		14,778	14,702
Total, Gross Unrealized Losses	(1,009)	(432)	(564)
Muncipal Securities [Member]
Debt securities available-for-sale:
Less than 12 Months, Fair Value		3,418	6,368
Less than 12 Months, Gross Unrealized Losses		(43)	(179)
12 Months or Greater, Fair Value		2,112	0
12 Months or Greater, Gross Unrealized Losses		(104)	0
Total, Fair Value		5,530	6,368
Total, Gross Unrealized Losses		(147)	(179)
Other Debt Securities [Member]
Debt securities available-for-sale:
Less than 12 Months, Fair Value		950
Less than 12 Months, Gross Unrealized Losses	0	(24)
12 Months or Greater, Fair Value		0
12 Months or Greater, Gross Unrealized Losses	(65)	0
Total, Fair Value		950
Total, Gross Unrealized Losses	(65)	(24)
Mortgage Backed Securities [Member]
Debt securities available-for-sale:
Less than 12 Months, Fair Value		61,332	67,063
Less than 12 Months, Gross Unrealized Losses	(1,654)	(407)	(690)
12 Months or Greater, Fair Value		35,048	8,948
12 Months or Greater, Gross Unrealized Losses	(1,101)	(777)	(400)
Total, Fair Value		96,380	76,011
Total, Gross Unrealized Losses	$ (2,755)	$ (1,184)	$ (1,090)